Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD WINDSOR FUNDS
Entity Central Index Key	0000107606
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Feb. 28, 2025
Supplement to Prospectus [Text Block]	Vanguard Windsor™ II FundSupplement Dated December 15, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025Important Changes to Vanguard Windsor II FundA majority of independent trustees of Vanguard Windsor Funds (the “Trustees”), on behalf of Vanguard Windsor II Fund (the “Fund”), have approved a restructuring of the Fund’s investment advisory team, removing Lazard Asset Management LLC (“Lazard”) as advisor to the Fund and adding Harris Associates L.P. (doing business as Harris I Oakmark, “Harris”). Hotchkis and Wiley Capital Management, LLC (“Hotchkis and Wiley”), Sanders Capital, LLC (“Sanders”), and Aristotle Capital Management, LLC (“Aristotle Capital”) will remain as advisors to the Fund.The Fund operates under the terms of an SEC exemption, whereby the Fund’s trustees may, without prior approval from shareholders, hire new advisors.Effective immediately, Harris will manage a portion of the Fund’s assets along with existing advisors Hotchkis and Wiley, Sanders, and Aristotle Capital. Each advisor independently selects and maintains a portfolio of common stocks for the Fund. The Fund’s trustees designate the proportion of the Fund’s assets to be managed by each advisor and may change these proportions at any time.In connection with the advisor change, effective immediately, William Nygren, Robert Bierig, and Michael Nicolas are added as portfolio managers for the Harris portion of the Fund.The restructuring of the investment advisory arrangements is expected to increase the Fund’s expense ratio by two basis points, from 0.32% to 0.34% for Investor Shares and from 0.23% to 0.25% for Admiral Shares.The Fund’s investment objective, strategies, and policies remain unchanged.Prospectus and Summary Prospectus Text ChangesAll references to Lazard as investment advisor to the Fund and all other details and descriptions regarding Lazard’s management of certain assets of the Fund are hereby deleted in their entirety.The following is added under the heading “Investment Advisors” in the Fund Summary section:Harris Associates L.P. (Harris)In the same section, the following is added under the heading “Portfolio Managers”:Robert Bierig, Partner, Portfolio Manager, and U.S. Investment Analyst at Harris. He has co-managed a portion of the Fund since December 2025.Michael Nicolas, CFA, Partner, Portfolio Manager, and U.S. Investment Analyst at Harris. He has co-managed a portion of the Fund since December 2025.William Nygren, CFA, Partner, Chief Investment Officer – U.S., and Portfolio Manager at Harris. He has co-managed a portion of the Fund since December 2025.Prospectus Text Changes
The following is added under the heading “Security Selection” in the More on the Fund section:Harris employs a flexible value-investing approach, adhering to an independent, fundamental, and bottom-up idea generation process. Generalist analysts rely on intensive fundamental research across different industries to identify investment opportunities, and ideas that meet valuation, business, and management criteria are then vetted by the firm’s investment committee to determine portfolio composition.The following is added under the heading “Investment Advisors” in the More on the Fund section:Harris Associates, L.P., 111 S. Wacker Drive, Suite 4600, Chicago, IL 60606, is an investment advisory firm founded in 1976. As of October 31, 2025, Harris managed approximately $92 billion in assets.Under the same heading, the first paragraph on page 18 is replaced in its entirety with the following:The Fund pays each of its investment advisors a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The base fee has breakpoints, which means that the percentage declines as assets go up. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the MSCI US Investable Market 2500 Index (for Hotchkis and Wiley), the S&P 500 Index (for Aristotle Capital), the Russell 3000 Index (for Sanders), or the Russell 1000 Value Index (for Harris), over the preceding 60-month period. When the performance adjustment is positive, the Fund’s expenses increase; when it is negative, expenses decrease.Under the same heading, the following is added to the list of portfolio managers primarily responsible for the day-to-day management of the Fund:Robert Bierig, Partner, Portfolio Manager, and U.S. Investment Analyst at Harris. He has worked in investment management since 1999, has managed investment portfolios since 2011, has been with Harris since 2012, and has co-managed a portion of the Fund since December 2025. Education: B.A., Duke University.Michael Nicolas, CFA, Partner, Portfolio Manager, and U.S. Investment Analyst at Harris. He has worked in investment management since 2003, has been with Harris since 2013, has managed investment portfolios since 2020, and has co-managed a portion of the Fund since December 2025. Education: B.A., University of Wisconsin.William Nygren, CFA, Partner, Chief Investment Officer – U.S., and Portfolio Manager at Harris. He has worked in investment management since 1981, has been with Harris since 1983, has managed investment portfolios since 1996, and has co-managed a portion of the Fund since December 2025. Education: B.S., University of Minnesota; M.S., University of Wisconsin.